FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 3,510,186	$ 5,652,100	$ 3,880,622
% of total borrowings	100.00%	100.00%
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 3,173,840	$ 4,254,844
% of total borrowings	90.00%	75.00%
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 336,346	$ 1,397,256
% of total borrowings	10.00%	25.00%